Note 25 - Called Up Share Capital - Share Capital (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019
Statement Line Items [Line Items]
Ordinary shares	$ 222,000	$ 163,000	$ 163,000	$ 163,000
Ordinary shares [member]
Statement Line Items [Line Items]
Ordinary shares	$ 222,074	$ 162,689	$ 162,689	$ 162,689
Number allotted (in shares)	18,506,064	13,557,376	13,557,376	13,557,376